                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21466
                                   ---------

                    HYPERION COLLATERALIZED SECURITIES FUND
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

ONE LIBERTY PLAZA, 165 BROADWAY 36TH FL., NEW YORK NY      10006-1404
------------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

THOMAS F. DOODIAN   ONE LIBERTY PLAZA, 165 BROADWAY, NEW YORK NY 10006-1404
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400

Date of fiscal year end:  JULY 31, 2006
                         --------------------
Date of reporting period: OCTOBER 31, 2005
                         --------------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
OCTOBER 31, 2005

                                                                        Principal
                                              Interest                   Amount
                                                Rate       Maturity      (000s)           Value
                                              --------     ---------    ---------      ------------
ASSET-BACKED SECURITIES - 124.8%
 Ace Securities Corp.
  Series 2005-WF1, Class M7(a)                  5.17%+       5/25/2035  $    4,550     $  4,549,982
 Aegis Asset Backed Securities Trust
  Series 2004-3N, Class N*  Aerco Ltd.          5.25         9/25/2034       1,066        1,059,848
  Series 1X, Class A2                           4.29+        7/15/2023       5,296        5,216,516
  Series 2A, Class A3*                          4.43+        7/15/2025      33,009@      26,407,241
                                                                                       ------------
                                                                                         31,623,757
                                                                                       ------------
 Aircraft Finance Trust
  Series 1999-1A, Class A1(a)                   4.45+        5/15/2024      16,250       10,318,750
  Series 1999-1A, Class A2                      4.47+        5/15/2024      14,110       13,474,847
                                                                                       ------------
                                                                                         23,793,597
                                                                                       ------------
 Airplanes Pass Through Trust
  Series 1R, Class AB                           4.35+        3/15/2019      29,304@      27,619,419
 Ameriquest Mortgage Securities Trust
  Series 2005-X1, Class M7*(a)                  6.34+        3/25/2035       5,130        4,808,999
 Amortizing Residential Collateral Trust
  Series 2002-BC8, Class M3(a)                  6.04+       11/25/2032      11,000       11,004,961
  Series 2002-BC9, Class B(a)                   6.54+       12/25/2032       2,238        2,232,794
  Series 2002-BC10, Class M3(a)                 7.29+        1/25/2033       1,507        1,513,265
                                                                                       ------------
                                                                                         14,751,020
                                                                                       ------------

 AQ Finance NIM Trust
  Series 2002-N4A, Class Note*                 10.33         9/25/2032         290          290,281
 Argent NIM Trust
  Series 2004-WN10, Class B*                    7.39        11/25/2034       2,000        2,000,000
 Asset Backed Funding Certificates
  Series 2005-WMC1, Class M7(a)                 5.16+        6/25/2035       8,604        8,615,874
  Series 2004-OPT4, Class M2(a)                 5.22+       12/25/2033       5,000        5,099,175
  Series 2004-FF1, Class M4(a)                  6.54+        7/25/2034       3,000        3,042,600
  Series 2005-WF1, Class M10(a)                 7.29+        1/25/2035       2,934        2,722,353
  Series 2004-OPT2, Class B(a)                  7.54+       10/25/2031       2,404        2,319,569
  Series 2004-FF1, Class M6(a)                  7.54+       12/25/2032       2,200        2,064,198
  Series 2004-FF1, Class M7(a)                  7.54+        7/25/2032       3,000        2,805,831
                                                                                       ------------
                                                                                         26,669,600
                                                                                       ------------

 Aviation Capital Group Trust
  Series 2000-1A, Class A1*                     4.45+       11/15/2025       8,500        6,885,000
 Bayview Commercial Asset Trust
  Series 2005-3A, Class B3*(a)                  7.04+       11/25/2035       6,339        6,339,100
  Series 2004-3, Class B2*(a)                   7.39+        1/25/2035       3,253        3,438,208
  Series 2005-1A, Class B3*(a)                  8.54+        4/25/2035       6,107        6,215,450
                                                                                       ------------
                                                                                         15,992,758
                                                                                       ------------

 Bayview Financial Acquistion Trust
  Series 2005-C, Class B1(a)                    5.27+        6/28/2044       1,537        1,536,996
  Series 2005-C, Class B2(a)                    5.42+        6/28/2044       1,230        1,229,996
  Series 2005-C, Class B3(a)                    5.87+        6/28/2044       3,037        3,036,988
                                                                                       ------------
                                                                                          5,803,980
                                                                                       ------------

 Bella Vista Mortgage Trust
  Series 2005-1, Class B1(a)                    4.50+        1/22/2045       9,143@       9,149,143
 Centex Home Equity
  Series 2005-B, Class M1(a)                    4.44+        3/25/2035       6,000@       5,999,742
 Citigroup Mortgage Loan Trust, Inc.
  Series 2005-OPT4, Class M10(a)                7.04+        7/25/2035       1,640        1,508,628
  Series 2005-OPT4, Class M11(a)                7.04+        7/25/2035       3,908        3,311,967
                                                                                       ------------
                                                                                          4,820,595
                                                                                       ------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
OCTOBER 31, 2005

                                                                        Principal
                                              Interest                   Amount
                                                Rate       Maturity      (000s)           Value
                                              --------     ---------    ---------      ------------
 Conseco Financial Securitizations Co.
  Series 2002-1, Class M1A                      5.91+      12/01/2033   $   16,500     $ 12,705,000
 Countrywide Asset-Backed Certificates
  Series 2005-9N, Class N*                      5.50       10/25/2036        8,550        8,486,438
 Countrywide Home Loans
  Series 2004-29, Class 1A2(a)                  4.49+       2/25/2035        4,047@       4,051,391
  Series 2004-29, Class 1B1(a)                  4.89+       2/25/2035        5,090        5,116,010
  Series 2005-7, Class IB2(a)                   5.54+       3/25/2035        1,239        1,241,130
  Series 2005-9, Class B1(a)                    5.99+       5/25/2035        2,994        2,937,793
                                                                                       ------------
                                                                                         13,346,324
                                                                                       ------------
 Equifirst Mortgage Loan Trust
  Series 2005-1, Class B1*(a)                   7.29+       4/25/2035        1,500        1,355,292
 Fieldstone Mortgage Investment Corp.
  Series 2005-1, Class M1(a)                    4.50+       3/25/2035        5,000@       4,999,795
  Series 2004-2, Class M2(a)                    5.19+       7/25/2034       10,000        9,999,590
  Series 2004-1, Class M4(a)                    5.69+       1/25/2035        2,615        2,634,006
                                                                                       ------------
                                                                                         17,633,391
                                                                                       ------------
First Franklin Mortgage Loan Trust
  Series 2005-FF3, Class M1(a)                  4.44+       4/25/2035       15,000@      14,993,535
  Series 2005-FF1, Class M1(a)                  4.53+      12/25/2034        6,000@       6,009,606
  Series 2005-FFH3, Class M7(a)                 5.54+       9/25/2035        6,450        6,449,968
  Series 2004-FF1, Class B1(a)                  5.64+      11/25/2034        5,000        5,030,950
  Series 2004-FFH3, Class M7(a)                 5.84+      10/25/2904        6,000        6,127,056
  Series 2003-FFH2, Class M4(a)                 6.04+       2/25/2034        2,000        2,022,272
  Series 2005-FFH3, Class M10(a)                6.04+       9/25/2035        3,150        2,889,403
  Series 2005-FFH3, Class B1*(a)                6.04+       9/25/2035        5,000        4,213,460
  Series 2003-FFH1, Class M3(a)                 6.19+       9/25/2033        4,840        4,891,536
  Series 2005-FF3, Class B1(a)                  6.44+       4/25/2035        2,622        2,335,790
  Series 2004-FF5, Class M7(a)                  6.54+       8/25/2034        5,000        5,102,170
  Series 2004-FF11, Class M8(a)                 6.54+       1/25/2035        7,805        7,902,227
  Series 2004-FF5, Class M9(a)                  7.04+       8/25/2034        2,750        2,592,818
  Series 2005-FF4, Class M9(a)                  7.04+       5/25/2035        4,000        3,476,332
  Series 2004-FF11, Class M9(a)                 7.14+       1/25/2035        8,555        7,883,390
  Series 2003-FF5, Class M6(a)                  7.54+       3/25/2034        5,500        5,591,850
  Series 2004-FFH1, Class B*(a)                 7.54+       3/25/2034        4,529        4,324,493
  Series 2004-FF2, Class B*(a)                  7.54+       3/25/2034        3,749        3,604,510
  Series 2004-FFH2, Class M9(a)                 7.54+       6/25/2034        3,300        3,384,876
  Series 2004-FF6, Class B3(a)                  7.54+       7/25/2034        2,500        2,563,435
  Series 2004-FFH3, Class B1*(a)                7.54+      10/25/2034        7,000        6,504,295
  Series 2004-FF8, Class B4*(a)                 7.54+      10/25/2034        2,300        2,096,542
  Series 2005-FF1, Class B4*(a)                 7.54+      12/25/2034        2,549        2,302,777
  Series 2004-FF3, Class B2(a)                  7.54+       5/25/2034        5,000        5,105,700
                                                                                       ------------
                                                                                        117,398,991
                                                                                       ------------
 Fremont Home Loan Trust
  Series 2005-A, Class M1(a)                    4.47+       1/25/2035       10,000@      10,032,740
  Series 2005-1, Class B1(a)                    7.29+       6/25/2035        2,000        1,827,800
  Series 2005-1, Class B2(a)                    7.29+       6/25/2035        3,000        2,630,022
  Series 2005-1, Class B3(a)                    7.29+       6/25/2035        2,000        1,724,178
                                                                                       ------------
                                                                                         16,214,740
                                                                                       ------------

 Green Tree Financial Corp.
  Series 1998-8, Class M2                       7.08         9/1/2030        9,000        1,890,000
 GSAMP Trust
  Series 2003-AHL, Class B1(a)                  8.04+      10/25/2033        3,454        3,510,456
 Harborview Mortgage Loan Trust
  Series 2005-2, Class B1(a)                    4.47+       5/19/2035        9,972@       9,899,414
  Series 2005-1, Class B1(a)                    4.50+       3/19/2035        9,886@       9,875,824
  Series 2004-11, Class B2(a)                   5.15+       1/19/2035       14,981@      15,053,124
  Series 2004-8, Class B4(a)                    5.25+      11/19/2034        2,917        2,400,773
  Series 2004-10, Class B4(a)                   5.50+       1/19/2035        1,997        1,706,210
  Series 2005-1, Class B4* (a)                  5.75+       3/19/2035        7,487        6,423,721
                                                                                       ------------
                                                                                         45,359,066
                                                                                       ------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
OCTOBER 31, 2005

                                                                        Principal
                                              Interest                   Amount
                                                Rate       Maturity      (000s)           Value
                                              --------     ---------    ---------      ------------
 Lehman ABS Manufactured Housing Contract
  Series 2002-A, Class A(a)                     4.42+       6/15/2033   $   15,890@    $ 15,881,044
  Series 2002-A, Class M1                       5.22+       6/15/2033        3,995@       4,034,391
                                                                                       ------------
                                                                                         19,915,435
                                                                                       ------------

 Lehman Brothers Small Balance Commercial
  Series 2005-1A, Class M1*                     4.39+       2/25/2030        2,343        2,349,617
  Series 2005-1A, Class B*                      4.99+       2/25/2030        1,443        1,432,089
                                                                                          3,781,706

 Long Beach Mortgage Loan Trust
  Series 2002-5, Class M3(a)                    7.29+      11/25/2032        2,500        2,515,067
  Series 2005-1, Class B1*(a)                   7.29+       2/25/2035        5,000        4,554,440
                                                                                       ------------
                                                                                          7,069,507
                                                                                       ------------

 Master Asset Backed Securities Trust
  Series 2002-OPT1, Class M5(a)                 8.04+      11/25/2032        4,520        4,537,492
 Meritage Mortgage Loan Trust
  Series 2003-1, Class M7(a)                    7.04+      11/25/2033        2,980        2,846,100
 Morgan Stanley ABS Capital
  Series 2005-1, Class M2(a)                    4.51+      12/25/2034        5,000@       5,005,255
  Series 2003-NC10, Class M2(a)                 5.84+      10/25/2033       10,000       10,135,140
                                                                                       ------------
                                                                                         15,140,395
                                                                                       ------------

 Option One Mortgage Loan Trust
  Series 2005-4, Class M9(a)                    5.53+      11/25/2035        7,000        6,985,174
  Series 2005-4, Class M10(a)                   6.38+      11/25/2035        5,000        4,439,810
  Series 2005-1, Class M9(a)                    7.04+       2/25/2035        3,000        2,753,088
  Series 2005-1, Class M8(a)                    7.29+       2/25/2035        2,000        1,883,176
  Series 2005-2, Class M8(a)                    7.29+       5/25/2035        6,000        5,901,420
  Series 2004-1, Class M7*(a)                   7.54+       1/25/2034        4,800        4,566,317
                                                                                       ------------
                                                                                         26,528,985
                                                                                       ------------

 Park Place Securities NIM Trust
  Series 2004-WHQ2, Class B*                    5.00        2/25/2035        3,000        2,932,500
  Series 2004-WCW1, Class N*                    5.65        9/25/2034        1,281        1,280,523
  Series 2004-WWF1, Class B*                    6.29        1/25/2035        7,000        7,000,000
  Series 2005-WHQ2, Class M10(a)                6.54+       5/25/2035        4,750        4,140,594
  Series 2005-WCH1, Class C*                    9.00        2/25/2035        1,125        1,091,250
                                                                                       ------------
                                                                                         16,444,867
                                                                                       ------------

 Popular ABS Mortgage Pass-Through Trust
  Series 2005-1, Class B4*                      7.54+       5/25/2035        1,250        1,246,899
 Porter Square CDO
  Series 1A, Class C*                           7.73+       8/15/2038        2,000        2,035,000
 Quest Trust
  Series 2005-X2, Class M1*(a)                  5.54+      12/25/2035        5,761        5,761,000
 Renaissance NIM Trust
  Series 2004-C, Class N*                       4.46       12/25/2034          913          912,607
 Sail Net Interest Margin Notes
  Series 2004-BNCA, Class B*                    6.75        9/27/2034        3,007        2,969,690
  Series 2004-BN2A, Class B*                    7.00       12/27/2034          798          772,203
  Series 2005-1A, Class B*                      7.50        2/27/2035        4,082        3,969,417
                                                                                       ------------
                                                                                          7,711,310
                                                                                       ------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
OCTOBER 31, 2005

                                                                        Principal
                                              Interest                   Amount
                                                Rate       Maturity      (000s)           Value
                                              --------     ---------    ---------      ------------
 Sasco Mortgage Loan Trust
  Series 2004-GEL3, Class M1(a)                  5.09+      8/25/2034   $    8,534@    $  8,579,128
 Securitized Asset Backed Receivables Trust
  Series 2005-OP1, Class M1(a)                   4.45+      1/25/2035       10,214       10,217,779
  Series 2005-FR1, Class M1(a)                   4.49+     12/25/2034        7,500@       7,496,497
  Series 2005-OP1, Class B4* (a)                 7.54+      1/25/2035        5,500        4,997,240
                                                                                       ------------
                                                                                         22,711,516
                                                                                       ------------
 Sequoia Mortgage Trust
  Series 2005-3, Class B1(a)                     4.37+      5/20/2035        6,208@       6,198,930
  Series 2004-3, Class M1(a)                     4.50+      5/20/2034        9,800        9,805,645
  Series 2004-10, Class B1(a)                    4.50+     11/20/2034        4,000        4,007,840
  Series 2004-9, Class B1(a)                     4.51+     10/20/2034        7,000@       7,015,120
  Series 2004-3, Class M2(a)                     4.90+      5/20/2034        2,000        2,004,864
                                                                                       ------------
                                                                                         29,032,399
                                                                                       ------------
 SG Mortgage Securities Trust
  Series 2005-OPT1, Class M7(a)                  5.22+     10/25/2035        1,000          997,810
  Series 2005-OPT1, Class M9(a)                  5.74+     10/25/2035        1,087        1,073,923
                                                                                       ------------
                                                                                          2,071,733
                                                                                       ------------
 Sharps SP I LLC NIM Trust
  Series 2004-FM1N, Class N*                     6.16       9/25/2033           97           97,034
 Soundview Home Loan Trust
  Series 2005-A, Class A(a)                      4.21+      4/25/2035       12,387@      12,387,408
  Series 2005-DO1, Class  M(a)                   4.46+      5/25/2035        3,500        3,498,565
  Series 2005-OPT1, Class M7(a)                  5.04+      6/25/2035        3,250        3,214,838
  Series 2005-OPT1, Class M8(a)                  5.79+      6/25/2035        7,500        7,504,448
  Series 2005-A, Class M11* (a)                  7.04+      4/25/2035        3,725        3,288,806
  Series 2005-OPT1, Class M9(a)                  7.29+      6/25/2035        2,500        2,482,120
  Series 2005-DO1, Class M10(a)                  7.29+      5/25/2035        1,100        1,000,371
  Series 2005-DO1, Class M11(a)                  7.29+      5/25/2035        3,078        2,758,830
                                                                                       ------------
                                                                                         36,135,386
                                                                                       ------------

 Structured Asset Investment Loan Trust
  Series 2003-BC7, Class M1(a)                   4.79+      7/25/2033       15,000@      15,079,935
  Series 2005-9, Class M7(a)                     5.29+     11/25/2035        7,464        7,464,000
  Series 2004-5, Class B(a)                      6.54+      5/25/2034        7,514        7,562,089
  Series 2004-7, Class B(a)                      6.54+      8/25/2034       12,811       11,452,304
  Series 2004-8, Class B1(a)                     6.54+      9/25/2034        4,803        4,592,095
  Series 2004-BNC2, Class M7(a)                  6.54+     12/25/2034        3,150        2,871,323
  Series 2004-10, Class M7(a)                    6.54+     11/25/2034        2,301        2,334,473
  Series 2005-1, Class B*(a)                     6.54+      2/25/2035       11,000       10,026,500
  Series 2005-HE2, Class M10(a)                  6.54+      7/25/2035        3,842        3,449,678
  Series 2003-BC7, Class B(a)                    7.04+      7/25/2033        7,563        7,547,549
  Series 2003-BC11, Class B(a)                   7.04+     10/25/2033        7,700        7,645,484
  Series 2004-1, Class M5(a)                     7.04+      2/25/2034       17,886@      18,109,629
  Series 2004-2, Class B*(a)                     7.04+      3/25/2034        3,306        3,031,331
  Series 2004-3, Class M5(a)                     7.04+      4/25/2034        7,903        8,016,123
  Series 2004-3, Class M6(a)                     7.04+      4/25/2034       11,268       10,828,379
                                                                                       ------------
                                                                                        120,010,892
                                                                                       ------------
 Structured Asset Securities Corp.
  Series 2005-S4, Class A(b)                     5.00       8/25/2035        7,757        7,622,646
  Series 2005-WF1, Class M2(a)                   4.51+      2/25/2035        6,100@       6,095,547
  Series 2002-HF1, Class B*(a)                   8.19+      1/25/2033        3,438        3,394,223
                                                                                       ------------
                                                                                         17,112,416
                                                                                       ------------
 UCFC Home Equity Loan
  Series 1998-D, Class BF1                       8.97       4/15/2030           37           37,688
 Vanderbilt Mortgage Finance
  Series 1998-D, Class 2B2(a)                    6.64+       7/7/2015        3,760        3,761,466
 Washington Mutual
  Series 2005-AR2, Class B108(a)                 4.87+      1/25/2045        8,856        7,150,013
  Series 2005-AR1, Class B2(a)                   4.99+      1/25/2045        4,998@       5,013,453
                                                                                         12,163,466

 Wells Fargo Home Equity Trust
  Series 2005-2, Class M8(a)                     5.22+     10/25/2035        2,576        2,579,452
  Series 2005-2, Class M10(a)                    6.54+     10/25/2035        8,737        8,098,387
  Series 2004-2N, Class N2*                      8.00      10/26/2034        8,125        7,949,776
                                                                                       ------------
                                                                                         18,627,615
                                                                                       ------------

Total Asset-Backed Securities
(Cost - $806,098,413)                                                                   807,989,461
                                                                                       ------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
OCTOBER 31, 2005

                                                                        Principal
                                              Interest                   Amount
                                                Rate       Maturity      (000s)           Value
                                              --------     ---------    ---------      ------------

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 9.2%
Subordinated Collateralized Mortgage Obligations - 9.2%
 G3 Mortgage Reinsurance Ltd.
  Series 1, Class E*                            24.04+      5/25/2008    $   2,138       $  2,365,472
 Resi Finance Limited Partnership
  Series 2005-C, Class B4*                       4.59+      9/10/2037        5,609          5,608,799
  Series 2004-B, Class B3*                       4.84+      2/10/2036        6,142@         6,218,637
                                                                                       --------------
                                                                                           11,827,436
                                                                                       --------------
 Resix Financial Ltd.
  Series 2005-B, Class B7*                       7.04+      6/10/2037        5,854          5,854,291
  Series 2005-C, Class B7*                       7.04+      9/10/2037        4,994          4,994,478
  Series 2004-C, Class B7*                       7.44+      9/10/2036        3,843          3,924,516
  Series 2005-C, Class B8*                       7.69+      8/25/2035        3,496          3,496,135
  Series 2005-B, Class B8*                       7.84+      6/10/2037        1,748          1,748,350
  Series 2004-B, Class B7*                       7.94+      2/10/2036        1,746          1,793,734
  Series 2004-A, Class B7*                       8.19+      3/10/2036        1,684          1,722,193
  Series 2003-D, Class B7*                       9.69+     12/10/2035        4,650          4,800,789
  Series 2003-CB1, Class B7*                     9.94+      6/10/2035        2,907          3,019,647
  Series 2003-C, Class B7*                       9.94+      9/10/2035        4,854          5,023,935
                                                                                       --------------
                                                                                           36,378,068
                                                                                       --------------
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3                          4.27+      5/25/2035        7,700          7,687,912
Series 2005-7, Class B42                         5.34+      3/25/2035        1,052          1,018,881
Series 2005-7, Class B52                         5.34+      3/25/2035          750            687,646
                                                                                       --------------
                                                                                            9,394,439
                                                                                       --------------
Total Subordinated Collateralized Mortgage Obligations
(Cost - $59,670,915)                                                                       59,965,415
                                                                                       --------------
Total Non-Agency Residential Mortgage Backed Securities
(Cost - $59,670,915)                                                                       59,965,415
                                                                                       --------------
SHORT TERM INVESTMENTS - 0.9%
Federal National Mortgage Association Discount Note(c)
(Cost - $5,600,000)                              3.72       11/1/2005        5,600          5,600,000
                                                                                       --------------
Total Investments - 134.9%
 (Cost - $871,369,328)/\                                                                  873,554,876
Liabilities in Excess of Other Assets - (34.9)%                                         (-225,952,740)
NET ASSETS - 100.0%                                                                    $  647,602,136
                                                                                       ==============

See notes to financial statements.

 @ - Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

 * - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

 +  -  Variable Rate Security - Interest rate is the rate in effect
       October 31, 2005.

(a) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(b) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(c) -  Zero Coupon Notes - Interest rate represents current yield to  maturity.

/\ - At October 31, 2005, the aggregate cost of investments for income tax purposes was $871,369,328. Net unrealized appreciation aggregated $2,185,548 of which $7,728,098 related to appreciated investment securities and $5,542,550 related to depreciated investment securities.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
October 31, 2005


Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

Reverse Repurchase Agreements: Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At October 31, 2005, the Fund had the following reverse repurchase agreements outstanding:



Face Value                                     Description                                         Maturity Amount
-----------          ----------------------------------------------------------------------        ---------------
$  4,519,000           Bank of America, 3.84%, dated 09/12/05, maturity date 11/15/05              $    49,850
   5,772,000           Bank of America, 4.34%, dated 10/27/05, maturity date 01/26/06                   35,322
   9,080,000           CS First Boston, 4.34%, dated 10/27/05, maturity date 01/26/06                   79,613
   9,370,000           Greenwich Capital, 4.02%, dated 09/15/05, maturity date 11/15/05                 33,746
   9,408,000           Greenwich Capital, 4.08%, dated 09/26/05, maturity date 11/15/05                 61,312
   6,638,000           Greenwich Capital, 4.11%, dated 10/05/05, maturity date 11/15/05                 69,071
   5,700,000           Greenwich Capital, 4.27%, dated 10/24/05, maturity date 12/21/05                 39,213
   4,499,000           Greenwich Capital, 4.45%, dated 10/24/05, maturity date 01/24/06                 50,164
   8,182,000           Greenwich Capital, 4.40%, dated 10/24/05, maturity date 01/24/06                 74,002
   8,833,000           Greenwich Capital, 4.29%, dated 10/24/05, maturity date 12/21/05                 94,051
   5,813,000           Greenwich Capital, 4.20%, dated 10/24/05, maturity date 12/21/05                 52,335
  11,767,000           Greenwich Capital, 4.32%, dated 10/27/05, maturity date 01/24/06                892,672
   3,642,000           Lehman Brothers, Inc., 4.04%, dated 09/21/05, maturity date 11/22/05          3,667,340
   7,926,000           Lehman Brothers, Inc., 3.96%, dated 09/21/05, maturity date 11/22/05          7,980,055
  15,018,000           Lehman Brothers, Inc., 3.96%, dated 09/21/05, maturity date 11/22/05         15,120,423
   5,562,000           Lehman Brothers, Inc., 3.96%, dated 09/21/05, maturity date 11/22/05          5,599,933
   4,560,000           Lehman Brothers, Inc., 3.96%, dated 09/21/05, maturity date 11/22/05          4,591,099
   6,818,000           Lehman Brothers, Inc., 4.01%, dated 10/07/05, maturity date 11/07/05          6,841,543
  13,631,000           Lehman Brothers, Inc., 4.27%, dated 10/25/05, maturity date 01/18/06         13,768,427
  13,717,000           Lehman Brothers, Inc., 4.25%, dated 10/25/05, maturity date 01/18/06         13,854,646
   5,341,000           Lehman Brothers, Inc., 4.35%, dated 10/25/05, maturity date 01/18/06          5,395,857
  15,996,000           Lehman Brothers, Inc., 4.36%, dated 10/25/05, maturity date 11/28/05         16,061,868
   4,648,000           Morgan Stanley, 4.03%, dated 09/27/05, maturity date 11/29/05                 4,680,770
  18,687,000           Wachovia Capital Corp., 4.17%, dated 09/26/05, maturity date 11/21/05        18,808,216
  11,072,000           Wachovia Capital Corp., 4.27%, dated 09/26/05, maturity date 11/21/05        11,145,543
------------                                                                                      ------------
$216,199,000
============


Maturity Amount, Including Interest Payable                  $  217,847,071
                                                              -------------

Market Value of Assets Sold Under Agreements                 $  237,627,971
                                                              -------------


Weighted Average Interest Rate                                         4.19%
                                                              -------------



The average daily balance of reverse repurchase agreements outstanding during the three months ended October 31, 2005, was approximately 214,358,478 at a weighted average interest rate of 3.85%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $224,633,126 as of September 9, 2005, which was 26.81% of total assets.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hyperion Collateralized Securities Fund, Inc.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  December 23, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  December 23, 2005

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  December 23, 2005